Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 12, 2019
Registrant Name	Pacific Global ETF Trust
Entity Central Index Key	0001747688
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 12, 2019
Document Effective Date	Dec. 12, 2019
Prospectus Date	Dec. 27, 2019
Pacific Global Senior Loan ETF | Pacific Global Senior Loan ETF
Prospectus:
Trading Symbol	FLRT